Statement of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Cash flows from financing activities
Cash and cash equivalents, end of the period
DT Cloud Star Acquisition Corp [Member]
Cash flows from operating activities
Net loss, as restated	(74,754)	$ 1,261,782	$ 2,132,715	$ 1,193,616
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of prepaid expenses	83,003	85,740
Prepaid expenses			164,190	33,236
Interest income earned in cash and investments held in Trust Account	(319,612)	(1,479,865)	(2,683,684)	(1,456,287)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(32,833)	(106,995)	(219,190)	(70,448)
Amount due to Sponsor	392,094	(30,000)	149,550	75,744
Deferred offering costs
Accrued expenses	(48,018)	(16,036)	45,451	27,387
Net cash used in operating activities	(120)	(285,374)	(410,968)	(196,752)
Cash flows from investing activities
Investment of cash in Trust Account				(69,000,000)
Cash withdrawn from Trust Account to redeem Public Shares			55,413,505
Extension contributions deposited into Trust Account	(225,000)		(150,000)
Net cash used in investing activities	(225,000)		55,263,505	(69,000,000)
Cash flows from financing activities
Payments for common stock redemption			(55,413,505)
Sale of units to the founder in private placement				2,069,000
Proceeds from issuance promissory note				298,440
Proceeds from sale of units				69,000,000
Payment of offering costs				(1,485,819)
Payment of promissory note to Sponsor				(298,440)
Proceeds from notes payable				25,000
Proceeds from notes payable to related party	225,000		150,000
Net cash provided by financing activities	225,000		(55,263,505)	69,608,181
Net change in cash and cash equivalents	(120)	(285,374)	(410,968)	411,429
Cash and cash equivalents, beginning of the period	461	411,429	411,429
Cash and cash equivalents, end of the period	341	126,055	461	411,429
Supplemental disclosure of cash flow information:
Interest paid
Income taxes paid
Supplemental disclosure of non-cash investing and financing information:
Deferred underwriting compensation				690,000
Initial value of ordinary share subject to possible redemption				62,100,000
Reclassification of offering costs related to public shares				(1,958,237)
Subsequent measurement of ordinary shares subject to redemption against additional paid-in capital (“APIC”) and accumulated deficit			150,000	8,858,237
Subsequent measurement of ordinary shares subject to redemption (interest earned in Trust Account)			2,683,684	1,456,287
Representative shares issued to underwriter				7
PRIMEGEN US, INC. [Member]
Cash flows from operating activities
Net loss, as restated	(6,967,028)	(3,903,195)	(6,765,296)	(14,144,728)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization expense	33,677	13,941	38,305	30,648
Amortization of right-of-use asset, as restated	83,452	83,453	166,906	176,364
Impairment of investment			250,000
Stock-based compensation	3,431,036	1,449,417	1,502,016	11,822,084
Expenses paid with stock			92,609
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(45,077)	7,869	20,776	(2,721)
Inventory	(52,115)
Accounts payable	649,055	(72,223)	(156,986)	72,314
Accrued expenses and other current liabilities	(202,573)	(23,433)	202,837	32,701
Lease liability	(86,137)	(120,655)	(243,967)	14,704
Interest payable	5,482			107,558
Interest payable to related party	14,413		3,133
Net cash used in operating activities	(3,135,815)	(2,564,826)	(4,889,667)	(1,891,076)
Cash flows from investing activities
Purchase of equipment	(45,000)	(40,695)	(377,841)	(58,556)
Deposits			(5,000)	(20,000)
Net cash used in investing activities	(45,000)	(40,695)	(382,841)	(78,556)
Cash flows from financing activities
Proceeds from line of credit	1,650,000
Due to related parties	(7,530)		6,725
Proceeds from exercise of stock options			394
Repayment of notes payable to related parties	(30,000)
Proceeds from sale of stock	637,000	300,000	1,921,000	3,020,000
Proceeds from notes payable				1,860,000
Proceeds from notes payable to related party	430,000		300,000
Net cash provided by financing activities	2,679,470	300,000	2,228,119	4,880,000
Net change in cash and cash equivalents	(501,345)	(2,305,521)	(3,044,389)	2,910,368
Cash and cash equivalents, beginning of the period	915,609	3,959,998	3,959,998	1,049,630
Cash and cash equivalents, end of the period	414,264	1,654,477	915,609	3,959,998
Supplemental disclosure of cash flow information:
Interest paid	21,125
Income taxes paid	800	800	800	800
Supplemental disclosure of non-cash investing and financing information:
Purchase of equipment in accounts payable	$ 100,000
Conversion of notes payable to stock				13,646,689
Lease modification, as restated				$ 525,952